Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities (Tables)	12 Months Ended
Dec. 31, 2023
Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities [Abstract]
Schedule of Reconciliation of Loss after Income Tax
	Consolidated
	2023	2022	2021		2023
	AUD$	AUD$	AUD$		$

Loss after income tax expense for the year	(6,871,965)	(341,469)	(2,704,845)		(4,700,424)

Adjustments for:
Depreciation and amortisation	412,093	375,516	224,154		253,075
Share-based payments	882,055	309,256	223,171		603,326
Net loss (gain) on fair value movement of warrants	476,745	(3,768,466)	-		326,094
Foreign exchange differences	(559,504)	(428,414)	172,039	*	(353,904)
Lease interest	22,199	22,004	31,916	*	15,184

Change in operating assets and liabilities:
Decrease (increase) in trade and other receivables	(600,858)	(132,810)*	(310,386	)*	(410,986)
Decrease (increase) in inventories	(527,977)	(347,668)	312,014		(361,136)
Increase in trade and other payables	467,206	457,392	132,260		319,568
Increase (decrease) in employee benefits	91,906	(614,554)	115,077		62,864
Increase (decrease) in Government liabilities	582	909	(1,579)		398

Net cash used in operating activities	(6,207,518)	(4,468,304)	(1,806,179)		(4,245,941)
*	Reclassified